GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 01, 2025	Jan. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Jan. 21, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense			$ 416,540	$ 719,547	$ 833,080	$ 1,439,094	$ 2,474,178	$ 1,993,616
Prepaid expenses and other current assets			5,113,630		5,113,630
Prepaid expenses			1,325,730		$ 1,325,730		$ 274,643	$ 276,670
Issuance of acquisition value			$ 3,000,000
Fair value	$ 3,000,000
Vendor Pre Funded Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase shares of common stock										2,068,965
Pre-funded warrants to purchase common stock			3,000,000		3,000,000
Warrant price per share			$ 1.45		$ 1.45
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of acquisition shares	344,827		344,827
Issuance of acquisition value			$ 35
Marketing Services Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Services Period		5 years
Warrants to purchase shares of common stock		2,068,965
Prepaid amount			261,370		$ 261,370
Marketing Services Agreement [Member] | Vendor Pre Funded Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Pre-funded warrants to purchase common stock		3,000,000
Warrant price per share		$ 1.45
Long Term Marketing Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid amount			$ 125,000		$ 125,000
Prepaid expenses									$ 2,500,000
Asset Purchase Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of acquisition shares	344,827
Issuance of acquisition value	$ 3,000,000